Investments	12 Months Ended
Jun. 30, 2022
Disclosure Of Investments Accounted For Using Equity Method Text Block Abstract
Investments
Note 26	Investments

During the reporting period, the Company increased its holdings in strategic investments as follows:

(i)	As previously outlined the Company announced it had entered into a Binding Term Sheet with Canadian based Triage Technologies Inc (“Triage”) will license AHI the Triage AI Derma Engine, and the companies will work together to integrate Triage’s technology into the AHI platform, which also includes “FaceScan” and “BodyScan”. Triage has developed a dermatological AI system that can identify skin conditions from a photo and the AHI team, with its ‘on-device’ expertise, intends to advance the AI engine of Triage to be an on-device, ready-to-use application for end users. Under the binding agreement with Triage, the Company will invest a total of up to US$6 million for an equity stake in Triage. The investment will comprise US$3 million in cash and US$3 million in AHI ordinary shares. At 30 June 2022, the Company had made cash payments in total of US$3 million and recognises this as an investment on the Statement of Financial Position. To date no ordinary shares have been issued to Triage. Once all the cash and shares have been paid to Triage, the Company will be issued an equity interest in Triage equalling 15.19% on a fully diluted basis.

Subsequent to the lodgement of the Company’s 2022 Annual Report, pre-opening 13 October 2022, with the ASX, the Company engaged an accredited Canadian Valuer to prepare a valuation of the Company’s investment in Triage at 30 June 2022. The Valuer’s Valuation Report provided the Company with an implied fair value of its investment in Triage at 30 June 2022 of AUD$2,565,082 after provision for impairment. As the implied fair value of the Company’s Investment in Triage is of a material amount, the Directors of the Company have decided to bring this amount to account at 30 June 2022, resulting in a material revision to the Company’s 2022 Annual Report and a reissue thereof.

(ii)	As previously announced on 20 May 2021, the Company entered into a Binding Term Sheet with US-based on-device blood pathology company Jana Care Inc. (“Jana”). Subject to due diligence being completed. AHI have the right to invest a total of up to US$8,000,000 into Jana, comprising: (i) an option to invest US$5,000,000 in cash; and (ii) subject to shareholder approval, an option to invest up to US$3,000,000 in Jana in AHI ordinary shares. AHI will not be making a further investment in Jana Care Inc as previously contemplated. In addition, in May 2021, AHI invested US$500,000 in a convertible note round being offered by Jana.

(iii)	On 14 December 2021, AHI announced that it had terminated the proposed acquisition of Physimax Technologies Limited (“Physimax”) by mutual consent of the parties. Under the terms of the termination agreement. Physimax repaid 100% of capital advanced to the company under the previously executed binding term sheet. AHI received USD$180,000 as full and final payment under the termination.

(iv)	Body Composition Technologies Pte Limited (“BCT”), is a majority-owned joint venture between AHI and Gold Quay Capital formed in 2017. During the financial year of 2020, the Company participated in a convertible note fundraising undertaken by BCT to the value of A$670,833 to increase its holding in BCT to up to 54% upon conversion. To date, the Company has not converted the note and has extended the redemption date to 30 October 2022. The convertible notes are unsecured, and earn interest at 8.5% per annum. The notes can be converted at any time prior to the redemption date.

The recoverable amounts of the Company’s investments are reviewed at each reporting date. As the above investments are in unlisted entities, the determination of recoverable value is subject to various estimates and assumptions. As an accurate assessment of recoverable value is not available at the reporting date, the Company has elected to continue with provisions for impairment against each of its investments, as shown in the table below. When the Company can make a more accurate determination of recoverable value, the Company will re-assess whether a provision for impairment is still required for its investments.

	Restated Triage	Jana Care	BCT
	A$	A$	A$
Balance at 1 July 2021	1,362,717	690,153	680,008
Additional investment	3,126,950	-	-
Interest and other costs	-	83,031	16,771
Foreign exchange movement	(10,779)	(20,903)	-
Provision for impairment	(1,913,806)	(752,281)	(696,779)
Balance at 30 June 2022	2,565,082	-	-